Investments In Associates And Joint Ventures - Summary of Financial Information for Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of associates [line items]
Assets	S/ 3,070,669	S/ 3,233,254
Liabilities	(2,680,846)	(2,891,614)
Assets	3,333,795	4,197,142	S/ 4,775,724
Liabilities	(1,847,533)	(2,048,851)
Administrative expenses	(213,908)	(278,433)	(322,454)
Loss of the year before tax	(474,726)	133,948	45,112
Income tax expense	(319,957)	(113,318)	(46,305)
Loss of the year	(794,683)	20,630	(1,193)
Total comprehensive income for the year	(847,262)	71,709	S/ 200,958
Gasoducto Sur Peruano S.A. [member]
Disclosure of financial information of associates [line items]
Assets		7,006,473
Liabilities		(5,294,214)
Net assets		1,712,259
Concesionaria Chavimochic S.A.C. [member]
Disclosure of financial information of associates [line items]
Assets	55,586	66,052
Liabilities	(1,521)	(2,183)
Assets	16,007	13,580
Liabilities	0
Net assets	70,072	77,449
Administrative expenses	(11,916)	(8,455)
Loss of the year before tax	(11,916)	(8,455)
Income tax expense	3,600	2,543
Loss of the year	(8,316)	(5,912)
Total comprehensive income for the year	S/ (8,316)	S/ (5,912)